Derivative and Hedging Activities - Effect of Derivative Instruments on Consolidated Statements of Income and Comprehensive Income (Details) - Interest Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Swap
Derivative [Line Items]
Interest income	$ 25,215	$ (28,130)	$ (19,731)	$ (53,483)
Hedged Item - Loans
Derivative [Line Items]
Interest income	$ (25,215)	$ 28,130	$ 19,731	$ 53,483